UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01316

security MID CAP GROWTH fund

(Exact name of registrant as specified in charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

security MID CAP GROWTH fund

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

	Shares	Value
COMMON STOCKS† - 88.7%
Consumer Discretionary - 19.6%
Jarden Corp.	46,530	$1,955,190
Life Time Fitness, Inc.*	36,850	1,713,893
Wyndham Worldwide Corp.	32,020	1,688,735
International Game Technology	100,900	1,589,174
Newell Rubbermaid, Inc.	69,400	1,258,916
Macy's, Inc.	36,350	1,248,623
Urban Outfitters, Inc.*	41,050	1,132,570
Penn National Gaming, Inc.*	24,045	1,072,166
Dick's Sporting Goods, Inc.	20,350	976,800
Omnicom Group, Inc.	16,100	782,460
Chipotle Mexican Grill, Inc. — Class A*	1,990	756,101
Las Vegas Sands Corp.	12,350	537,102
Bed Bath & Beyond, Inc.*	8,410	519,738
Total Consumer Discretionary		15,231,468
Information Technology - 17.2%
IAC/InterActiveCorp.	34,740	1,584,144
Nuance Communications, Inc.*	63,615	1,515,309
Intuit, Inc.	24,500	1,454,075
Cadence Design Systems, Inc.*	131,530	1,445,515
Avago Technologies Ltd.	36,500	1,310,350
Alliance Data Systems Corp.*	9,375	1,265,625
Broadcom Corp. — Class A*	35,100	1,186,380
Citrix Systems, Inc.*	12,050	1,011,477
Teradata Corp.*	11,675	840,717
Fortinet, Inc.*	24,400	566,568
Juniper Networks, Inc.*	33,100	539,861
F5 Networks, Inc.*	3,350	333,526
VeriFone Systems, Inc.*	6,175	204,331
Total Information Technology		13,257,878
Health Care - 13.3%
Covidien plc	31,200	1,669,199
Endo Health Solutions, Inc.*	42,900	1,329,042
CareFusion Corp.*	44,750	1,149,180
Thermo Fisher Scientific, Inc.	18,800	975,908
Teva Pharmaceutical Industries Ltd. ADR	22,715	895,880
Intuitive Surgical, Inc.*	1,610	891,602
Alexion Pharmaceuticals, Inc.*	7,300	724,890
Agilent Technologies, Inc.	15,670	614,891
Vertex Pharmaceuticals, Inc.*	10,750	601,140
Regeneron Pharmaceuticals, Inc.*	4,650	531,123
Dynavax Technologies Corp.*	87,300	377,136
Cepheid, Inc.*	7,000	313,250
Illumina, Inc.*	5,200	210,028
Total Health Care		10,283,269
Industrials - 12.7%
AMETEK, Inc.	35,575	1,775,547
Regal-Beloit Corp.	22,350	1,391,511
Union Pacific Corp.	11,564	1,379,701
Triumph Group, Inc.	21,800	1,226,686
Precision Castparts Corp.	5,250	863,573
IHS, Inc. — Class A*	7,370	793,970
WESCO International, Inc.*	13,600	782,680
Stanley Black & Decker, Inc.	11,500	740,140
Hubbell, Inc. — Class B	7,800	607,932
Joy Global, Inc.	4,260	241,670
Total Industrials		9,803,410
Materials - 11.6%
Ashland, Inc.	37,600	2,606,056
Ball Corp.	59,484	2,441,818
Airgas, Inc.	26,000	2,184,260
CF Industries Holdings, Inc.	4,900	949,326
Albemarle Corp.	13,040	777,706
Total Materials		8,959,166
Energy - 5.5%
Oil States International, Inc.*	16,425	1,087,335
Ensco plc — Class A	19,200	901,824
Pioneer Natural Resources Co.	9,350	824,763
Concho Resources, Inc.*	9,450	804,384
Energy XXI Bermuda Ltd.	21,093	660,000
Total Energy		4,278,306
Financials - 5.2%
Discover Financial Services	41,550	1,436,799
KeyCorp	124,750	965,565
MetLife, Inc.	26,350	812,898
T. Rowe Price Group, Inc.	12,300	774,408
Total Financials		3,989,670
Consumer Staples - 3.6%
Dr Pepper Snapple Group, Inc.	25,095	1,097,906
General Mills, Inc.	24,650	950,011
Whole Foods Market, Inc.	7,300	695,836
Total Consumer Staples		2,743,753
Total Common Stocks
(Cost $65,068,980)		68,546,920
EXCHANGE TRADED FUNDS† - 5.1%
iShares Russell Midcap Growth Index Fund	66,035	3,908,612
Total Exchange Traded Funds
(Cost $3,961,803)		3,908,612
	Face Amount
REPURCHASE AGREEMENT††,1 - 5.9%
UMB Financial Corp. issued 06/29/12 at 0.05% due 07/02/12	$4,590,000	4,590,000
Total Repurchase Agreement
(Cost $4,590,000)		4,590,000
Total Investments - 99.7%
(Cost $73,620,783)		$77,045,532
Other Assets & Liabilities, net - 0.3%		199,201
Total Net Assets - 100.0%		$77,244,733

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

D. Distributions to Shareholders – Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2012, there were no earnings credits received.

F. Indemnifications – Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or their affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets at June 30, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Growth Fund	$72,455,532	$4,590,000	$–	$77,045,532

During the period ended June 30, 2012, there were no investments that transferred between levels.

3. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2012, the collateral for the repurchase agreements was as follows:

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mid Cap Growth Fund	UMB Financial Corp.			Ginnie Mae
	0.05%			2.12%
	Due 07/02/12	$4,590,000	$4,590,019	05/16/40	$4,561,977	$4,681,800

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND
By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	August 28, 2012
By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer
Date:	August 28, 2012